Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($MM) (6)	Company Selected Measure - Adjusted Free Cash Flow Margin (%) (7)
					Knowles Total Share-holder Return ($)(4)	Peer Group Total Share-holder Return ($)(5)
2025	8,674,916	10,916,536	1,876,043	2,259,913	116.28	236.57	50.9	19.3%
2024	6,865,871	8,528,238	1,747,195	2,086,763	108.14	176.57	23.4	16.9%
2023	6,411,574	5,995,151	1,709,645	1,636,092	97.18	132.15	72.4	15.0%
2022	5,458,615	(145,717)	1,492,133	294,474	89.09	103.42	(430.1)	7.1%
2021	8,999,264	12,662,676	2,317,430	3,024,922	126.70	125.35	150.4	15.4%

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR the Dow Jones U.S. Electrical Components & Equipment Index ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, assuming reinvestment of dividends.
(5)Beginning with fiscal year 2024, Net Income results are for continuing operations (excluding the results of the Consumer MEMS microphones business which was divested in December 2024).
	(6)
PEO Total Compensation Amount	$ 8,674,916	$ 6,865,871	$ 6,411,574	$ 5,458,615	$ 8,999,264
PEO Actually Paid Compensation Amount	$ 10,916,536	8,528,238	5,995,151	(145,717)	12,662,676
Adjustment To PEO Compensation, Footnote	Amounts reported in this column represent the compensation actually paid to Jeffrey Niew as the Company's President and Chief Executive Officer and the average compensation of the Company's other NEOs in the 2025 fiscal years, based on their total compensation reported in the
2025 Summary Compensation Table and adjusted as shown in the table below:

2025
	CEO	Other NEOs
Summary Compensation Table - Total Compensation(a)	$8,674,916	$1,876,043
less, Change in Pension Value in Summary Compensation Table(b)	$0	$0
less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(c)	$(6,844,773)	$(1,075,691)
plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(d)	$8,436,571	$1,338,480
plus, Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(e)	$987,511	$195,233
plus, Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	$0	$0
plus, Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	$(337,689)	$(74,152)
less, Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	$0	$0
plus, Service Cost and Prior Service Cost for Pension Plans ($)(i)	$0	$0
equals, Compensation Actually Paid	$10,916,536	$2,259,913

(a)    Represents Total Compensation as reported in the 2025 Summary Compensation Table for the indicated fiscal year.
(b)    Represents the aggregate change in the actuarial present value of accumulated benefits under the Knowles Pension Replacement Plan, which is described under "Knowles Pension Replacement Plan" on page 41 of this Proxy Statement. There were no service cost or prior service cost amounts.
(c)    Represents the aggregate grant date fair value of the option awards and stock awards during the 2025 fiscal year, computed in accordance with FASB ASC 718.
(d)    Represents the aggregate fair value as of 2025 fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(e)    Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held as of the last day of 2025 fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f)    Represents the aggregate fair value at vesting of the option awards and stock awards that were granted and vested during the 2025 fiscal year, computed in accordance with FASB ASC 718.
(g)    Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the 2025 fiscal year, computed in accordance with FASB ASC 718.
(h)    Represents the aggregate fair value as of the last day of the prior fiscal year of Jeffrey Niew’s option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
(i)    Under the Knowles Pension Replacement Plan, years of service ceased to receive credit after December 31, 2013.

Non-PEO NEO Average Total Compensation Amount	$ 1,876,043	1,747,195	1,709,645	1,492,133	2,317,430
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,259,913	2,086,763	1,636,092	294,474	3,024,922
Compensation Actually Paid vs. Total Shareholder Return
The graph below outlines the relationship between “Compensation Actually Paid” to our CEO and other NEOs in 2021, 2022, 2023, 2024 and 2025, and TSR of both our common stock and of the Dow Jones U.S. Electrical Components & Equipment Index.

Compensation Actually Paid vs. Net Income
The graph below outlines the relationship between “Compensation Actually Paid" and our net income.
__________
(1)Beginning with FY 2024, financial results are for continuing operations after the divestiture of the Consumer MEMS Microphones business, which was divested in December 2024.

Compensation Actually Paid vs. Company Selected Measure
The graph below outlines the relationship between "Compensation Actually Paid" and our adjusted free cash flow margin.
__________
(1)Beginning with FY 2024, financial results are for continuing operations after the divestiture of the Consumer MEMS Microphones business, which was divested in December 2024.

Tabular List, Table

Financial Performance Measure
•●●	Adjusted Free Cash Flow Margin
•●●	Revenue
•●●	Adjusted Earnings Before Interest and Taxes (EBIT)
•●●	Adjusted EBIT Margin
•●●	Relative Total Shareholder Return

Total Shareholder Return Amount	$ 116.28	108.14	97.18	89.09	126.70
Peer Group Total Shareholder Return Amount	236.57	176.57	132.15	103.42	125.35
Net Income (Loss)	$ 50,900,000	$ 23,400,000	$ 72,400,000	$ (430,100,000)	$ 150,400,000
Company Selected Measure Amount	0.193	0.169	0.150	0.071	0.154
Additional 402(v) Disclosure	For the relevant fiscal year, represents the cumulative total shareholder return ("TSR") of our company's common stock for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.
Relationship Between "Compensation Actually Paid" and Financial Performance Measures
“Compensation actually paid” (“CAP”), as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals. For a discussion of how our Compensation Committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation each year, see "Executive Compensation - Compensation Discussion & Analysis" in this Proxy Statement and the corresponding sections in our 2021, 2022, 2023 and 2024 proxy statements.
The graph below outlines the relationship between “Compensation Actually Paid” to our CEO and other NEOs in 2021, 2022, 2023, 2024 and 2025, and TSR of both our common stock and of the Dow Jones U.S. Electrical Components & Equipment Index.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow Margin
Non-GAAP Measure Description	Knowles' most important financial measure, not otherwise presented in the table above, is Adjusted Free Cash Flow Margin.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings Before Interest and Taxes (EBIT)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBIT Margin
Measure:: 6
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Change In Pension Value, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Grant Date Fair Value Of Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,844,773)
PEO | Fair Value Of Equity Awards Outstanding And Unvested During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,436,571
PEO | Change In Fair Value Of Equity Awards Outstanding And Unvested In Priors Years, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	987,511
PEO | Fair Value Of Vested Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change In Fair Value Of Vested Equity Awards Granted In Prior Years, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(337,689)
PEO | Fair Value Of Equity Awards Outstanding And Unvested In Priors Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Pension Value, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant Date Fair Value Of Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,075,691)
Non-PEO NEO | Fair Value Of Equity Awards Outstanding And Unvested During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,338,480
Non-PEO NEO | Change In Fair Value Of Equity Awards Outstanding And Unvested In Priors Years, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,233
Non-PEO NEO | Fair Value Of Vested Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Fair Value Of Vested Equity Awards Granted In Prior Years, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,152)
Non-PEO NEO | Fair Value Of Equity Awards Outstanding And Unvested In Priors Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0